DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2022
Direct Operating Costs [Abstract]
Direct Operating Costs	The following table lists direct operating costs for the three and six-month periods ended June 30, 2022, and 2021. Comparative figures have been reclassified to conform to the current period’s presentation.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Depreciation and amortization	$552	$492	$1,096	$961
Compensation	414	368	857	739
Fuel, transportation, and distribution costs	423	383	808	741
Cost of inventory	787	245	1,407	431
Utilities	117	108	237	215
Other direct operating costs	419	329	813	653
Total	$2,712	$1,925	$5,218	$3,740